EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE (EPS)
Schedule of earnings per share

	2017
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(120,267)	(239,093)	(359,360)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,137,012,265

Earnings per share (in R$) — Basic	(0.21)	(0.21)

	2016
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(969,954)	(1,920,857)	(2,890,811)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,132,626,373

Earnings per share (in R$) — Basic	(1.70)	(1.70)

	2015
	Common	Preferred	Total
	(in thousands, except share and per share data)
Basic numerator
Allocated net income (loss) available to common and preferred shareholders	(1,541,242)	(3,010,196)	(4,551,438)

Basic denominator
Weighted-average outstanding shares, after deducting the average tresuary shares	571,929,945	1,117,034,926

Earnings per share (in R$) — Basic	(2.69)	(2.69)